FRANKLIN TEMPLETON INVESTMENTS
                             One Franklin Parkway
                       San Mateo, California 94403-1906




December 3, 2003


Filed Via EDGAR (CIK #0000353316)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:  FRANKLIN TAX-EXEMPT MONEY FUND
           File Nos. 2-72614 and 811-3193

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 26, 2003.

Sincerely yours,

FRANKLIN TAX-EXEMPT MONEY FUND



/s/ David P. Goss
Associate General Counsel


DPG/jg

cc:   Bruce G. Leto, Esq.